RELATED PARTIES TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTIES TRANSACTIONS
Management Fees	$ 169,348	$ 133,939